UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2007, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2007.

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment           [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   FEBRUARY 13, 2008

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _10_

Form 13F Information Table Value Total:  $270832


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

CLEAR CHANNEL COMMUNICATION	COM	 184502102     95046	2712500	  SH	  DEFINED		2712500   0	0
DELTA & PINE LD CO	        COM	 247357106     11520	279600	  SH	  DEFINED		279600	  0	0
DOLLAR GEN CORP	                COM	 256669102     31746	1501000	  SH	  DEFINED		1501000	  0	0
EGL INC	                        COM	 268484102     14272	360131	  SH	  DEFINED		360131	  0	0
LAIDLAW INTL INC	        COM	 50730R102     48233	1394004	  SH	  DEFINED		1394004	  0	0
LONGVIEW FIBRE CO	        COM	 543213102      8456	343322	  SH	  DEFINED		343322	  0	0
NORTHWESTERN CORP	       COMNEW	 668074305     22161	625488	  SH	  DEFINED		625488	  0	0
PATHMARK STORES INC NEW	        COM	 70322A101	4545	355100	  SH	  DEFINED		355100	  0	0
21ST CENTY INS GROUP	        COM	 90130N103	6555	309200	  SH	  DEFINED		309200	  0	0
AFFILIATED COMPUTER SERVICE	CLA	 008190100     28298	480600	  SH	  DEFINED		480600	  0	0




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